Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment based on:[4]
Year	Summary Compensation Table Total for James A. Hillebrand¹ ($)	Compensation Actually Paid to James A. Hillebrand¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted Diluted Earnings Per Share[5] ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	1,962,364	2,312,092	898,772	1,033,291	169.80	88.96	93.3	3.86
2021	1,548,814	3,364,352	786,865	1,575,947	163.84	116.64	74.6	3.79
2020	1,268,318	1,122,055	701,121	634,328	101.76	86.37	58.9	3.17

(1)	James A. Hillebrand was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Philip S. Poindexter	Philip S. Poindexter	Philip S. Poindexter
T. Clay Stinnett	T. Clay Stinnett	T. Clay Stinnett
Kathy C. Thompson	Kathy C. Thompson	Kathy C. Thompson
William M. Dishman III	William M. Dishman III	Michael V. Rehm

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

PEO Total Compensation Amount	$ 1,962,364	$ 1,548,814	$ 1,268,318
PEO Actually Paid Compensation Amount	$ 2,312,092	3,364,352	1,122,055
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Summary Compensation Table Total for James A. Hillebrand ($)	Exclusion of Change in Pension Value for James A. Hillebrand ($)	Exclusion of Stock Awards and Option Awards for James A. Hillebrand ($)	Inclusion of Pension Service Cost for James A. Hillebrand ($)	Inclusion of Equity Values for James A. Hillebrand ($)	Compensation Actually Paid to James A. Hillebrand ($)
2022	1,962,364	—	(425,974)	—	775,702	2,312,092
2021	1,548,814	—	(335,971)	—	2,151,509	3,364,352
2020	1,268,318	—	(335,992)	—	189,729	1,122,055

Non-PEO NEO Average Total Compensation Amount	$ 898,772	786,865	701,121
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,033,291	1,575,947	634,328
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	898,772	—	(173,373)	—	307,892	1,033,291
2021	786,865	—	(144,998)	—	934,080	1,575,947
2020	701,121	25,092	(145,022)	—	53,137	634,328

Ms. Thompson was the only NEO who had a pension benefit in 2020; however, the company did not incur any service cost that year related to her pension benefit.

Equity Valuation Assumption Difference, Footnote [Text Block]

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for James A. Hillebrand ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for James A. Hillebrand ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for James A. Hillebrand ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for James A. Hillebrand ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for James A. Hillebrand ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for James A. Hillebrand ($)	Total - Inclusion of Equity Values for James A. Hillebrand ($)
2022	771,361	173,137	—	(168,796)	—	—	775,702
2021	616,247	1,321,359	—	213,903	—	—	2,151,509
2020	448,012	(134,559)	—	(123,724)	—	—	189,729

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	313,948	77,332	—	(83,388)	—	—	307,892
2021	265,959	569,898	—	98,223	—	—	934,080
2020	193,372	(68,969)	—	(71,266)	—	—	53,137

(4)

The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW NASDAQ Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)

We determined adjusted diluted earnings per share to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2022. This figure is adjusted for one-time acquisition costs. See Appendix A for a reconciliation of adjusted diluted earnings per share to our GAAP financial measures. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Adjusted Diluted Earnings Per Share

The following chart sets forth the relationship between compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our Adjusted Diluted Earnings Per Share during the three most recently completed fiscal years.

*	Adjusted for one-time acquisition costs. This result represents a non-GAAP financial measure. See Appendix A for a reconciliation of GAAP and non-GAAP financial measures.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the KBW NASDAQ Bank Index over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and each of the non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked. We refer you to the section captioned “Compensation Discussion and Analysis” beginning on page 31 of this Proxy Statement for a discussion of each of these measures and how they are used in our executive compensation program.

James A. Hillebrand	Philip S. Poindexter	T. Clay Stinnett	Kathy C. Thompson	Michael V. Rehm
Adjusted Diluted Earnings Per Share	Adjusted Diluted Earnings Per Share	Adjusted Diluted Earnings Per Share	Adjusted Diluted Earnings Per Share	Adjusted Diluted Earnings Per Share

Return on Average Assets	Return on Average Assets	Return on Average Assets	Return on Average Assets	Return on Average Assets

			Net New Business* Income Before Overhead Allocation and Taxes*	Loan Growth

*	Two of Ms. Thompson’s financial measures, net new business and income before overhead allocation and taxes, relate strictly to her line of business, wealth management and trust.

Total Shareholder Return Amount	$ 169.80	163.84	101.76
Peer Group Total Shareholder Return Amount	88.96	116.64	86.37
Net Income (Loss)	$ 93,300,000	$ 74,600,000	$ 58,900,000
Company Selected Measure Amount	3.86	3.79	3.17
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net New Business
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Income Before Overhead Allocation and Taxes
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Loan Growth
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 771,361	$ 616,247	$ 448,012
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	173,137	1,321,359	(134,559)
Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(168,796)	213,903	(123,724)
Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Inclusion of Equity Values PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	775,702	2,151,509	189,729
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	313,948	265,959	193,372
Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,332	569,898	(68,969)
Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(83,388)	98,223	(71,266)
Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Average Inclusion of Pension Service Cost for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Exclusion of Change in Pension Value PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Exclusion of Stock Awards and Option Awards PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(425,974)	(335,971)	(335,992)
Inclusion of Pension Service Cost PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Average Exclusion of Change in Pension Value for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	25,092
Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(173,373)	(144,998)	(145,022)
Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 307,892	$ 934,080	$ 53,137